Russell 2000 Fund (Second Prospectus Summary) | Russell 2000 Fund
RUSSELL 2000® FUND
INVESTMENT OBJECTIVE -
The Russell 2000® Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.
The Fund's current benchmark is the Russell 2000® Index (the "underlying index").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page 306 of theProspectus and in the "A-Class Shares - Initial Sales Charges,
Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of
Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Russell 2000 Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell 2000 Fund		A-Class Shares	C-Class Shares
Management Fees		0.75%	0.75%
Distribution (12b-1) and/or Shareholder Service Fees		0.25%	1.00%
Other Expenses		0.56%	0.56%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses	[1]	1.58%	2.33%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Russell 2000 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	628	950	1,295	2,264
C-Class Shares	336	727	1,245	2,666

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Russell 2000 Fund C-Class Shares	236	727	1,245	2,666

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 284% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from $21.38 million to $3.12 billion as of June 30,
2011. The Russell 3000® Index is composed of the 3,000 largestU.S. companies ranked by total market capitalization, representing approximately 98% of the U.S.
investable equity market. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 5.13%.

Highest Quarter Return                          Lowest Quarter Return
(quarter ended 6/30/2009) 20.43%   (quarter ended 12/31/2008) -27.03%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Russell 2000 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A-Class Shares	Return Before Taxes	19.31%	0.49%	May 31, 2006
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	19.31%	0.40%	May 31, 2006
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.55%	0.36%	May 31, 2006
C-Class Shares	Return Before Taxes	23.20%	0.77%	May 31, 2006
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	23.20%	0.67%	May 31, 2006
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	15.08%	0.60%	May 31, 2006
Russell 2000® Index	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	26.85%	3.24%	May 31, 2006